SEGMENT REPORTING (Schedule of Sales Data by Geographical Area) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment reporting [Line Items]
Net Sales by Segment	$ 129,420	$ 164,439	$ 186,728
Net Sales by Segment (as a percent)	100.00%	100.00%	100.00%
China [Member]
Segment reporting [Line Items]
Net Sales by Segment	15,465	6,945	38,544
Net Sales by Segment (as a percent)	12.00%	4.00%	21.00%
Japan [Member]
Segment reporting [Line Items]
Net Sales by Segment	58,999	93,203	99,367
Net Sales by Segment (as a percent)	46.00%	57.00%	53.00%
India [Member]
Segment reporting [Line Items]
Net Sales by Segment	37,424	26,595	23,992
Net Sales by Segment (as a percent)	29.00%	16.00%	13.00%
Taiwan [Member]
Segment reporting [Line Items]
Net Sales by Segment	6,706	13,332	9,824
Net Sales by Segment (as a percent)	5.00%	8.00%	5.00%
Other [Member]
Segment reporting [Line Items]
Net Sales by Segment	$ 10,826	$ 24,364	$ 15,001
Net Sales by Segment (as a percent)	8.00%	15.00%	8.00%